Revenue	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Disclosure of insurance premium revenue [text block]
5.	Revenue

Disaggregated revenue

The following table summarizes the Group’s revenue from contracts with customers, disaggregated by the type of good or service and timing of transfer of control of such goods and services to customers during the six months ended 30 June 2023 and 2022 (in thousands):

	30 June
	2023	2022
Product revenue (point in time revenue recognition)	22,715	3,932
License revenue (point in time revenue recognition)	7,635	424
Research and development and other service revenue (over time revenue recognition)	(10,095)	35,762
	20,255	40,118

Increase in license revenue is mainly due to signing of new commercial contracts with new partners. Decrease in research and development and other service revenue is due to no milestones achieved in the period and termination of commercial contracts (see Note 3 for further information).

Contract assets and liabilities

A reconciliation of the beginning and ending balances of contract assets and contract liabilities related to Alvotech’s out-license contracts is shown in the table below (in thousands):

	Contract assets	Contract liabilities
1 January 2023	28,656	93,932
Contract asset additions	(83)	-
Amounts transferred to trade receivables	(1,232)	(7,545)
Amounts transferred to other current liabilities	-	(34,194)
Customer prepayments	-	60,543
Revenue recognized	-	2,377
Foreign currency adjustment	100	1,252
30 June 2023	27,441	116,365

The decrease in contract assets as of 30 June 2023 is primarily due to reclassification from contract assets to trade receivables when the Group has the right to invoice the customer and the receipt of consideration is only conditional upon the passage of time. The net increase in contract liabilities as of 30 June 2023 is mainly due to prepayment from customers as the Group entered into new commercial agreements during the period, offset by termination of agreements which resulted in reclassification to other current liabilities (see Note 3 for further information).

As of 30 June 2023, $8.3 million and $19.1 million are recorded as non-current contract assets and current contract assets, respectively. Non-current contract assets will materialize over the next 2 to 4 years. As of 30 June 2023, $57.4 million and $59.0 million are recorded as non-current contract liabilities and current contract liabilities, respectively. Non-current contract liabilities will be recognized as revenue over the next 2 to 7 years as either services are rendered or contractual milestones are achieved, depending on the performance obligation to which the payment relates.

Contract assets and contract liabilities as of 30 June 2022 were $39.8 million and $62.3 million, respectively. The Group recognized $35.1 million of revenue during the six months ended 30 June 2022.